UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G
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Asset-Backed Securitizer

Report Pursuant to Section 15G of

The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ___________ to ___________

☒ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period January 1, 2012 to March 31, 2012

 Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period ___________ to ___________

Date of Report (Date of earliest event reported):

May 8, 2012

Anthracite Capital, Inc.1

(Exact name of securitizer as specified in its charter)

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N/A	0001050112
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Paul Horowitz, (212) 810 – 5212

Name and telephone number, including area code, of the person to contact in connection with this filing

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) 

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) : ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 

1 Anthracite Capital, Inc., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, which asset-backed securities were privately issued by the following issuers: (i) Anthracite Euro CRE CDO 2006-1 P.L.C.; (ii) Anthracite 2004-HY1 Ltd. and Anthracite 2004-HY1 Corp.; (iii) Anthracite 2005 HY-2 Ltd. and Anthracite 2005-HY2 Corp.; (iv) Anthracite CRE CDO 2006-HY3 Ltd.; (v) Anthracite CDO 1 Ltd. and Anthracite CDO I Corp.; (vi) Anthracite CDO II Ltd. and Anthracite CDO II Corp.; and (vii) Anthracite CDO III Ltd. and Anthracite CDO III Corp.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANTHRACITE CAPITAL, INC.
(Securitizer)

By: BLACKROCK FINANCIAL MANAGEMENT, INC.
its investment manager

By: /s/ Paul Horowitz
Name: Paul Horowitz
Title: Vice President

Date: May 8, 2012